Initial Public Offering (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering [Abstract]
Schedule of Common Stock Reflected on the Balance Sheet

As of September 30, 2023, the shares of common stock reflected on the balance sheet are reconciled in the following table.

Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(10,695,000)
Proceeds allocated to Public Rights	(9,430,000)
Offering costs of Public Shares	(6,901,405)
Plus:
Accretion of carrying value to redemption value	29,388,057
Common stock subject to possible redemption – December 31, 2022	$117,361,652
Plus:
Accretion of carrying value to redemption value – nine months period ended September 30, 2023	3,016,543
Redeemed common stock payable to public stockholders	(63,169,451)
Common stock subject to possible redemption – September 30, 2023	$57,208,744
As of December 31, 2022, the shares of common stock reflected on the balance sheet are reconciled in the following table.
As of December 31, 2022
Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(10,695,000)
Proceeds allocated to Public Rights	(9,430,000)
Offering costs of Public Shares	(6,901,405)
Plus:
Accretion of carrying value to redemption value	29,388,057
Class A Common stock subject to possible redemption	$117,361,652